UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    June 01, 2007

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Apache Corp              Common    037411105      19656       278026   X                        278026
Baker Hughes Inc         Common    057224107       2639        39900   X                         39900
Bois d'Arc Energy        Common    09738U103      13364      1010100   X                       1010100
Cabot Oil & Gas          Common    127097103       1185        17600   X                         17600
Canadian Natural Resour  Common    136385101      19577       354725   X                        354725
Capital Product Partner  Common    Y11082107        268        10000   X                         10000
Chevron Corp             Common    166764100      22136       299295   X                        299295
Comstock Resources, Inc  Common    205768203       9870       360500   X                        360500
ConocoPhillips           Common    20825C104      17841       261020   X                        261020
Devon Energy Corp        Common    25179M103      22148       319964   X                        319964
Endeavour International  Common    29259G101      18232      9025700   X                       9025700
Equitable Res Inc        Common    294549100      11433       236600   X                        236600
Exxon Mobil Corp         Common    30231G102      24110       319548   X                        319548
Forest Oil Corp          Common    346091705      15420       462100   X                        462100
GlobalSantaFe Corp       Common    G3930E101      16043       260100   X                        260100
Hercules Offshore        Common    427093109       7395       281600   X                        281600
Hess Corporation         Common    42809H107      19772       356450   X                        356450
Input/Output, Inc        Common    457652105      15531      1127100   X                       1127100
Kodiak Oil & Gas         Common    50015Q100       2759       528500   X                        528500
National-Oilwell Varco,  Common    637071101      19859       255289   X                        255289
Noble Energy Inc         Common    655044105      16392       274800   X                        274800
Occidental Petroleum Co  Common    674599105      17249       349800   X                        349800
Petrohawk Energy Corpcm  Common    716495106      12652       960650   X                        960650
Range Resouces Corp      Common    75281A109      21120       632350   X                        632350
Schlumberger LTD         Common    806857108      17151       248200   X                        248200
Southern Union Company   Common    844030106      13899       457345   X                        457345
Southwestern Energy Co   Common    845467109       2102        51300   X                         51300
Talisman Energy, Inc     Common    87425E103      19550      1113350   X                       1113350
Transocean Inc           Common    G90078109      15262       186800   X                        186800
Willbros Group, Inc.     Common    969199108      16289       722653   X                        722653
Williams Companies       Common    969457100      22869       803550   X                        803550
XTO Energy Inc           Common    98385X106      21157       386000   X                        386000

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   32

Form 13F Information Table Value Total:  474,928